Long-Term Investments	12 Months Ended
Dec. 31, 2025
Long-term Investments [Abstract]
Long-Term Investments
6.	LONG-TERM INVESTMENTS

	As of December 31,
	2024	2025
	RMB	RMB
Equity method investments
Jingwei Chuangteng (Hangzhou) L.P. (i)	30,204	26,169
Hangzhou Aqua Ventures Investment Management L.P. (ii)	47,144	26,383
Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (iii)	31,386	28,246
Others (vii)	64,849	77,108
Equity securities without readily determinable fair values
58 Daojia Ltd. (iv)	300,000	300,000
Hangzhou Faceunity Technology Limited (iv)	70,000	70,000
Sichuan INMO Technology Co., Ltd. (iv)	55,343	55,343
Others (vii)	36,496	69,931
Fair value option investment
AEZ Capital Feeder Fund (v)	190,111	196,517
Available-for-sale investment
Long-term investment in a third-party online brokerage company (vi)	—	664,345

	825,533	1,514,042

The Group performed impairment analysis for equity method investments and equity securities without readily determinable fair values periodically. Impairment losses of RMB31,250, RMB62,625 and RMB nil were recorded for equity securities without readily determinable fair values under “other gain or (loss), net” in the consolidated statements of operations for the years ended December 31, 2023, 2024 and 2025, respectively.

(i)
On January 9, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Jingwei Chuangteng (Hangzhou) L.P. (“Jingwei”). According to the partnership agreement, the Group committed to subscribe 4.9% partnership interest in Jingwei for RMB30,000. Due to Jingwei’s further rounds of financing, the Group’s partnership interest was diluted to 2.4% as of December 31, 2024 and 2025. The Group recognized its share of partnership loss in Jingwei of RMB (24,227), RMB (18,483) and RMB (2,382) during the years ended December 31, 2023, 2024 and 2025, respectively. The Group received distribution from Jingwei of RMB718, RMB nil and RMB1,653 during the year ended December 31, 2023, 2024 and 2025, respectively.

(ii)
On August 18, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Hangzhou Aqua Ventures Investment Management L.P. (“Aqua”). According to the partnership agreement, the Group committed to subscribe 42.7% partnership interest for RMB50,000. The Group recognized its share of partnership profit or (loss) in Aqua of RMB356, RMB (24) and RMB (20,761) for the years ended December 31, 2023, 2024 and 2025, respectively.

(iii)
On September 12, 2018, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (“Tianfu”). According to the partnership agreement, the Group committed to subscribe 5.1% partnership interest for RMB30,000. The Group recognized its share of partnership loss in Tianfu of RMB (1,531), RMB (769) and RMB (2,851) during the years ended December 31, 2023, 2024 and 2025, respectively. The Group received distribution from Tianfu of RMB1,927 and RMB289 during the year ended December 31, 2024 and 2025, respectively.

(iv)
The Group invested in certain preferred shares of private companies. On April 9, 2021, the Group entered into a preferred share subscription agreement with 58 Daojia Ltd. for a consideration of RMB300 million. The transaction was completed in April 2021. On March 31, 2022, the Group entered into a share purchase agreement with Sichuan INMO Technology Co., Ltd
.
for a consideration of RMB55,343. The transaction was completed in April 2022. As the investments were neither debt security nor in-substance
common stock, they were accounted as equity securities without readily determinable fair values and measured at fair value using the measurement alternative. There have been no orderly transactions for the identical or a similar investment of the same issuer noted during the years ended December 31, 2024 and 2025. There have been no impairment indicators identified as of December 31, 2024 and 2025.

(v)
In October 2021, the Group completed an investment in an open mutual fund named “AEZ Capital Feeder Fund” (“AEZ”), which is redeemable on a quarterly basis. The Group, as a limited partner, subscribed Class A participating shares with capital contribution of RMB114,707. The Group has significant influence on AEZ and elected the fair value option to account for this investment using the NAV practical expedient whereby the change in fair value of RMB81,560 and RMB15,855 was recognized during the year ended December 31, 2024 and 2025.

(vi)
In April and September 2025, the Group entered into convertible note (the “Convertible Notes”) subscription agreements with a third-party online brokerage company, pursuant to which the investee issued up to
USD95,000
of the Convertible Notes to the Group a
t
 a
3-month
Secured Overnight Financing Rate as determined in accordance with the terms of the agreement plus 100 basic points per annum. Among the consideration of USD95,000, USD46,990 were reclassed from corporate lending receivable pursuant to subsequent agreements with the borrower to change these loans to Convertible Notes. The Convertible Notes is due and payable in 18 to 36 months from issuance.
The Group has the right to convert the Convertible Notes into preferred shares on or prior to the maturity date at the conversion price stipulated in the subscription agreement. The Group accounts for the investment as available-for-sale investments.

(vii)	Others represent equity method investments or equity securities without readily determinable fair values that are individually insignificant.